Consolidated Statements Of Changes In Redeemable Convertible Preferred Shares And Capital Equity Deficiency - USD ($) $ in Thousands	Redeemable Convertible Preferred Shares Convertible Preferred Shares A	Redeemable Convertible Preferred Shares Convertible Preferred Shares B	Redeemable Convertible Preferred Shares Convertible Preferred Shares C	Redeemable Convertible Preferred Shares Convertible Preferred Shares D	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive Income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 25,123	$ 2,292	$ 23,253	$ 44,451	$ 164	$ 6,952	$ (1,742)	$ (92,563)	$ (87,189)
Balance (in Shares) at Dec. 31, 2022	3,653,293	333,366	1,522,532	1,618,904	2,786,413
Exercise of options					$ 2				2
Exercise of options (in Shares)					23,254
Conversion of preferred shares to Ordinary Shares following the IPO	$ (9,437)		$ (14,286)	$ (2,046)	$ 154	25,615			25,769
Conversion of preferred shares to Ordinary Shares following the IPO (in Shares)	(1,460,682)		(932,473)	(73,363)	2,466,517
Issuance of ordinary shares and preferred shares, net of issuance expenses				$ 1,187
Issuance of ordinary shares and preferred shares, net of issuance expenses (in Shares)				42,340
Share-based compensation						2,567			2,567
Other comprehensive loss							1,227		1,227
Net loss								(79,267)	(79,267)
Balance at Dec. 31, 2023	$ 15,686	$ 2,292	$ 8,967	$ 43,592	$ 320	35,134	(515)	(171,830)	(136,891)
Balance (in Shares) at Dec. 31, 2023	2,192,611	333,366	590,059	1,587,881	5,276,184
Exercise of options and warrants					$ 12	444			456
Exercise of options and warrants (in Shares)					236,091
Conversion of preferred shares to Ordinary Shares prior IPO				$ (296)	$ 1	295			296
Conversion of preferred shares to Ordinary Shares prior IPO (in Shares)				(10,599)	10,599
Conversion of preferred shares to Ordinary Shares following the IPO	$ (15,686)	$ (2,292)	$ (8,967)	$ (43,296)	$ 286	69,955			70,241
Conversion of preferred shares to Ordinary Shares following the IPO (in Shares)	(2,192,611)	(333,366)	(590,059)	(1,577,282)	4,693,318
Conversion of CLAs to Ordinary Shares					$ 246	69,324			69,570
Conversion of CLAs to Ordinary Shares (in Shares)					4,092,330
Issuance of ordinary shares and preferred shares, net of issuance expenses						66,335			66,335
Issuance of ordinary shares and preferred shares, net of issuance expenses (in Shares)					4,411,765
Reclass of warrants to equity						28,225			28,225
Share-based compensation						5,678			5,678
Other comprehensive loss							(2,398)		(2,398)
Net loss								(53,182)	(53,182)
Balance at Dec. 31, 2024					$ 865	$ 275,390	$ (2,913)	$ (225,012)	$ 48,330
Balance (in Shares) at Dec. 31, 2024					18,720,287